Portfolio of Investments Rareview Dynamic Fixed Income ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Closed-End Funds — 89.3%
180,097	Aberdeen Asia-Pacific Income Fund, Inc.	2,762,688
55,900	Allspring Income Opportunities Fund	379,002
151,876	Allspring Multi-Sector Income Fund	1,412,447
167,285	BlackRock Core Bond Trust	1,604,263
142,441	BlackRock Credit Allocation Income Trust	1,542,636
132,356	BlackRock Income Trust, Inc.	1,461,210
122,325	BlackRock Multi Sector Income Trust	1,597,565
93,293	BlackRock Municipal Income Quality Trust	1,020,626
152,769	BlackRock Municipal Income Trust	1,532,273
171,691	BlackRock Municipal Income Trust II	1,792,454
184,781	BlackRock MuniHoldings Fund, Inc.	2,169,329
192,566	BlackRock MuniYield Fund, Inc.	2,020,017
187,125	BlackRock MuniYield Quality Fund III, Inc.	2,034,049
55,876	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	467,682
209,077	Brookfield Real Assets Income Fund, Inc.	2,709,638
109,848	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	2,325,482
54,208	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	1,046,757
123,911	DoubleLine Yield Opportunities Fund	1,801,666
113,362	DoubleLine, Income Solutions Fund	1,277,590
76,094	First Trust Intermediate Duration Preferred & Income Fund	1,418,392
208,656	Franklin Ltd Duration Income Trust	1,283,234
143,511	Invesco Municipal Opportunity Trust	1,373,400
129,730	Invesco Municipal Trust	1,251,895
149,809	KKR Income Opportunities Fund	1,736,286
716,061	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,888,211
188,850	Neuberger Municipal Fund, Inc.	1,911,162
53,778	Nuveen Variable Rate Preferred & Income Fund	1,023,395
74,510	PIMCO Dynamic Income Strategy Fund	1,399,298
503,071	Templeton Emerging Markets Income Fund	3,244,808
292,872	Western Asset Emerging Markets Debt Fund, Inc.	3,113,229
48,390	Western Asset Global High Income Fund, Inc.	310,180
572,495	Western Asset High Income Opportunity Fund, Inc.	2,123,957
125,735	Western Asset Managed Municipals Fund, Inc.	1,312,673
Total Closed-End Funds (Cost $55,776,009)		56,347,494

Exchange-Traded Funds — 7.3%
74,150	Angel Oak Income ETF	1,544,211
22,580	First Trust Emerging Markets Local Currency Bond ETF	672,884
32,757	iShares J.P. Morgan EM High Yield Bond ETF	1,322,400
10,246	Rareview Government Money Market ETF(a)	1,025,214
Total Exchange-Traded Funds (Cost $4,534,478)		4,564,709

Purchased Options Contracts — 0.0%(b)(c)
Total Purchased Options Contracts (Cost $298,200)		15,625

Total Investments — 96.6% (Cost $60,608,687)		60,927,828
Net other assets (liabilities)— 3.4%		2,170,235
Net Assets — 100.0%		63,098,063

(a)	Affiliated security.
(b)	Represents less than 0.05%.
(c)	See Purchased Options Contracts

ETF — Exchange-Traded Fund

PIMCO — Pacific Investment Management Company

Portfolio of Investments (continued) Rareview Dynamic Fixed Income ETF	December 31, 2025 (Unaudited)

Futures Contracts

At December 31, 2025, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased
Description	Number of Contracts	Expiration Date	Notional Amount (000)($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Brazil Real Futures	70	1/30/26	1,265	1,265,600	997
					997

Written Options Contracts

Exchange-traded options on future contracts written as of December 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	2,500	606,641	133,050	97.06	1/16/26	(15,625)
(Total Premiums Received $133,050)							(15,625)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of December 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	2,500	605,078	298,200	96.81	1/16/26	15,625
(Total Cost $298,200)							15,625

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments Rareview Tax Advantaged Income ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Closed-End Funds — 98.2%
51,312	BlackRock Municipal Income Quality Trust	561,353
196,200	BlackRock Municipal Income Trust	1,967,886
156,869	BlackRock Municipal Income Trust II	1,637,713
206,401	BlackRock MuniHoldings Fund, Inc.	2,423,148
191,844	BlackRock MuniYield Fund, Inc.	2,012,444
187,339	BlackRock MuniYield Quality Fund III, Inc.	2,036,375
139,269	Invesco Municipal Opportunity Trust	1,332,804
154,022	Invesco Municipal Trust	1,486,312
222,819	Neuberger Municipal Fund, Inc.	2,254,928
187,264	Western Asset Managed Municipals Fund, Inc.	1,955,036
Total Closed-End Funds (Cost $17,488,130)		17,667,999

Purchased Options Contracts — 0.0%(a)(b)
Total Purchased Options Contracts (Cost $38,563)		2,000

Total Investments — 98.2% (Cost $17,526,693)		17,669,999
Net other assets (liabilities)— 1.8%		321,145
Net Assets — 100.0%		17,991,144

(a)	Represents less than 0.05%.
(b)	See Purchased Options Contracts

Written Options Contracts

Exchange-traded options on future contracts written as of December 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	320	77,650	17,437	97.06	1/16/26	(2,000)
(Total Premiums Received $17,437)							(2,000)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of December 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	320	77,450	38,563	96.81	1/16/26	2,000
(Total Cost $38,563)							2,000

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset

Portfolio of Investments Rareview Systematic Equity ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Exchange-Traded Funds — 164.1%
25,488	Invesco QQQ Trust Series 1 ETF(a)	15,657,533
189,516	Rareview Government Money Market ETF(b)(c)	18,962,971
310,463	Vanguard FTSE Developed Markets ETF(d)	19,394,624
144,705	Vanguard FTSE Emerging Markets ETF	7,779,341
43,599	Vanguard S&P 500 ETF(e)	27,342,241
29,834	Vanguard Small-Cap ETF	7,695,680
Total Exchange-Traded Funds (Cost $80,872,188)		96,832,390

Total Investments — 164.1% (Cost $80,872,188)		96,832,390
Net other assets (liabilities)— (64.1%)		(37,836,128)
Net Assets — 100.0%		58,996,262

(a)	As of December 31, 2025, investment is 26.5% of the Fund’s net assets.
(b)	As of December 31, 2025, investment is 32.1% of the Fund’s net assets.
(c)	Affiliated security
(d)	As of December 31, 2025, investment is 32.9% of the Fund’s net assets.
(e)	As of December 31, 2025, investment is 46.3% of the Fund’s net assets.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

Portfolio of Investments Rareview Total Return Bond ETF	December 31, 2025 (Unaudited)

Face Amount ($)		Fair Value ($)
Asset-Backed Securities — 1.0%
100,000	Aligned Data Centers Issuer LLC Series 2021-1A Class A2 1.94%, 08/15/2046	98,209
60,000	Carmax Auto Owner Trust Series 2022-3 Class C 4.98%, 02/15/2028	60,283
43,696	Dell Equipment Finance Trust Series 2023-3 Class A3 5.93%, 04/23/2029	43,926
94,054	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	94,852
215,000	Verizon Master Trust Series 2024-3 Class A1A 5.34%, 04/22/2030	219,192
Total Asset-Backed Securities (Cost $511,408)		516,462

Collateralized Mortgage Obligations — 7.4%
155,513	Angel Oak Mortgage Trust Series 2021-7 Class A1 1.98%, 10/25/2066	135,960
129,790	BRAVO Residential Funding Trust Series 2024-NQM4 Class A1A 4.35%, 01/25/2060	129,513
225,000	Chase Home Lending Mortgage Trust Series 2024-7 Class A7 6.00%, 06/25/2055	233,148
100,000	Chase Home Lending Mortgage Trust Series 2024-9 Class A7 5.50%, 09/25/2055	101,295
215,509	CITIGROUP MORTGAGE LOAN TRUST 2021-J1 Series 2021-J1 Class B3W 2.61%, 04/25/2051	178,124
13,275	COLT Mortgage Loan Trust Series 2020-2R Class A1 1.33%, 10/26/2065	12,590
90,981	COLT Mortgage Loan Trust Series 2021-HX1 Class A1 1.11%, 10/25/2066	78,940
67,330	Flagstar Mortgage Trust Series 2021-4 Class A5 2.50%, 06/01/2051	60,530
115,799	GCAT Trust Series 2021-NQM5 Class A1 1.26%, 07/25/2066	98,483
95,064	GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A8 2.50%, 01/25/2052	85,579
242,543	JPMorgan Mortgage Trust Series 2017-2 Class B5 3.65%, 05/25/2047	219,775
95,800	JPMorgan Mortgage Trust Series 2018-6 Class B2 3.90%, 12/25/2048	89,184
83,192	JPMorgan Mortgage Trust Series 2019-INV1 Class B3 4.92%, 09/25/2049	81,369
172,605	JPMorgan Mortgage Trust Series 2020-2 Class B5 3.82%, 07/25/2050	153,681
181,347	JPMorgan Mortgage Trust Series 2021-4 Class A11 4.72%, 08/25/2051	167,888
256,775	JPMorgan Mortgage Trust Series 2021-10 Class A11 4.87%, 12/25/2051	240,963
275,899	JPMorgan Mortgage Trust Series 2024-INV1 Class A3 5.50%, 04/25/2055	278,180
106,304	Mello Mortgage Capital Acceptance Series 2021-INV2 Class A4 2.50%, 08/25/2051	95,551
135,562	New Residential Mortgage Loan Trust Series 2021-INV2 Class A11 5.00%, 09/25/2051	126,881
190,886	New Residential Mortgage Loan Trust Series 2025-NQM1 Class A1 5.64%, 01/25/2065	193,404
281,658	New Residential Mortgage Loan Trust Series 2025-NQM4 Class A2 5.60%, 07/25/2065	283,129
251,299	PRKCM Trust Series 2021-AFC2 Class A1 2.07%, 11/25/2056	225,139
66,705	PRMI Securitization Trust Series 2021-1 Class A3B 2.00%, 04/25/2051	58,740
75,612	TRK Trust Series 2021-INV2 Class A1 1.97%, 11/25/2056	68,870
229,321	Wells Fargo Mortgage Backed Securities Trust Series 2021-1 Class B2 2.70%, 12/25/2050	200,857
114,506	Wells Fargo Mortgage Backed Securities Trust Series 2021-2 Class A3 2.50%, 06/25/2051	102,871
75,421	Wells Fargo Mortgage Backed Securities Trust Series 2022-2 Class A2 2.50%, 12/25/2051	62,980
125,305	Wells Fargo Mortgage Backed Securities Trust Series 2022-INV1 Class A4 3.00%, 03/25/2052	114,727
76,037	Wells Fargo Mortgage Backed Securities Trust Series 2022-INV1 Class A2 3.00%, 03/25/2052	66,447
Total Collateralized Mortgage Obligations (Cost $3,896,175)		3,944,798

Collateralized Mortgage-Backed Securities — 6.3%
100,000	BANK 2019-BNK22 Series 2019-BN22 Class A4 2.98%, 11/15/2062	94,842
140,000	BANK 2019-BNK22 Series 2019-BN22 Class B 3.41%, 11/15/2062	128,464
50,000	BANK 2024-BNK47 Series 2024-BNK47 Class C 6.61%, 06/15/2057	51,093
260,000	BANK5 2023-5YR1 Series 2023-5YR1 Class D 4.00%, 04/15/2056	233,956
75,522	BANK5 2023-5YR1 Series 2023-5YR1 Class A2 5.78%, 04/15/2056	77,168
121,000	BANK5 2024-5YR10 Series 2024-5YR10 Class B 6.14%, 10/15/2057	124,474
200,000	BANK5 Trust 2025-5YR13 Series 2025-5YR13 Class A2 5.03%, 01/15/2058	204,339
154,954	BBCMS Mortgage Trust Series 2024-C24 Class A1 5.23%, 02/15/2057	156,562
200,000	BBCMS Mortgage Trust Series 2024-5C29 Class A2 4.74%, 09/15/2057	202,388
65,000	Benchmark Mortgage Trust Series 2020-B20 Class B 2.53%, 10/15/2053	52,489
100,000	Benchmark Mortgage Trust Series 2024-V7 Class AS 6.53%, 05/15/2056	105,247
127,000	Benchmark Mortgage Trust Series 2024-V7 Class A3 6.23%, 05/15/2056	134,036
240,000	Benchmark Mortgage Trust Series 2024-V5 Class B 6.06%, 01/10/2057	245,112
100,000	Benchmark Mortgage Trust Series 2024-V6 Class AS 6.38%, 03/15/2057	104,516
100,000	BMO Mortgage Trust Series 2024-C9 Class A2 6.54%, 07/15/2057	105,026
71,082	CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3 3.28%, 11/15/2050	69,845
135,000	CSAIL Commercial Mortgage Trust Series 2018-C14 Class A4 4.42%, 11/15/2051	134,278
100,000	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates Series KG02 Class A2 2.41%, 08/25/2029	94,948

Portfolio of Investments (continued) Rareview Total Return Bond ETF	December 31, 2025 (Unaudited)

Face Amount ($)		Fair Value ($)
Collateralized Mortgage-Backed Securities — 6.3% (continued)
100,000	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates Series K-158 Class A2 4.05%, 07/25/2033	98,012
6,219	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class A5 3.67%, 11/15/2047	6,150
145,000	MED Commercial Mortgage Trust Series 2024-MOB Class A 5.34%, 05/15/2041	144,460
100,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A4 4.07%, 03/15/2052	98,237
110,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class A4 3.10%, 06/15/2049	109,438
220,000	Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A2 5.45%, 07/15/2057	225,952
320,000	Wells Fargo Commercial Mortgage Trust Series 2024-C63 Class A5 5.31%, 08/15/2057	330,959
Total Collateralized Mortgage-Backed Securities (Cost $3,293,046)		3,331,991

Corporate Bonds — 22.0%
412,000	Appalachian Power Co. 5.65%, 04/01/2034	430,448
131,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030	130,606
419,000	Bank of America Corp. 5.47%, 01/23/2035	436,480
130,000	Beazer Homes USA, Inc. 7.50%, 03/15/2031	131,811
403,000	Boeing Co. (The) 6.13%, 02/15/2033	433,906
423,000	Boston Properties, LP 5.75%, 01/15/2035	435,015
424,000	Citigroup, Inc. 4.91%, 05/24/2033	429,081
125,000	Comstock Resources, Inc. 6.75%, 03/01/2029	125,278
131,000	CoreWeave, Inc. 9.25%, 06/01/2030	121,800
411,000	Dell International LLC/EMC Corp. 5.40%, 04/15/2034	422,066
100,000	Directv Financing LLC 8.88%, 02/01/2030	101,344
427,000	EQT Corp. 5.75%, 02/01/2034	446,064
404,000	General Motors Financial Co., Inc. 6.10%, 01/07/2034	428,254
471,000	Goldman Sachs Group, Inc. (The) 4.41%, 04/23/2039	435,148
508,000	GXO Logistics, Inc. 2.65%, 07/15/2031	456,954
406,000	HCA, Inc. 5.60%, 04/01/2034	423,425
372,000	Intel Corp. 5.15%, 02/21/2034	376,678
403,000	Interstate Power and Light Co. 5.70%, 10/15/2033	422,804
586,000	JPMorgan Chase & Co. 3.11%, 04/22/2041	460,090
423,000	Kinder Morgan, Inc. 5.30%, 12/01/2034	431,193
101,000	Kraken Oil & Gas Partners LLC 7.63%, 08/15/2029	99,715
417,000	Morgan Stanley 5.47%, 01/18/2035	433,461
429,000	Oracle Corp. 5.20%, 09/26/2035	411,017
403,000	Ovintiv, Inc. 6.25%, 07/15/2033	427,470
397,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	424,885
411,000	Philip Morris International, Inc. 5.25%, 02/13/2034	424,814
456,000	Pilgrim’s Pride Corp. 4.25%, 04/15/2031	445,179
130,000	Rithm Capital Corp. 8.00%, 04/01/2029	133,471
413,000	State Street Corp. 5.16%, 05/18/2034	426,976
405,000	Tyson Foods, Inc. 5.70%, 03/15/2034	426,988
406,000	U.S. Bancorp 5.68%, 01/23/2035	428,697
106,000	Univision Communications, Inc. 7.38%, 06/30/2030	107,743
414,000	Wells Fargo & Co. 5.61%, 01/15/2044	410,191
Total Corporate Bonds (Cost $11,440,256)		11,679,052

Exchange-Traded Funds — 15.5%
33,360	iShares J.P. Morgan EM High Yield Bond ETF	1,346,743
177,695	Rareview Dynamic Fixed Income ETF(a)	4,248,687
9,242	Rareview Government Money Market ETF(a)	924,755
25,718	Vanguard Extended Duration Treasury ETF	1,671,927
Total Exchange-Traded Funds (Cost $8,279,065)		8,192,112

Municipal Bonds — 0.7%
30,000	City of Dallas (GO) 5.61%, 02/15/2030	31,222
65,000	County of Miami-Dade FL Transit System (RB) Series BABS 5.53%, 07/01/2032	66,408
80,000	Metropolitan Transportation Authority (RB) 6.65%, 11/15/2039	86,637
65,000	New York City Municipal Water Finance Authority (RB) 5.88%, 06/15/2044	66,063
60,000	State of California (GO) 7.55%, 04/01/2039	72,815

Portfolio of Investments (continued) Rareview Total Return Bond ETF	December 31, 2025 (Unaudited)

Face Amount ($)		Fair Value ($)
Municipal Bonds — 0.7% (continued)
69,804	State of Illinois (GO) 5.10%, 06/01/2033	71,540
Total Municipal Bonds (Cost $390,680)		394,685

Preferred Stocks — 0.4%
Financials — 0.2%
4,293	Rithm Capital Corp.	105,736
Utilities — 0.2%
6,136	Brookfield Infrastructure Partners, LP	100,508
Total Preferred Stocks (Cost $208,094)		206,244

Treasury Notes/Bonds — 13.2%
803,000	United States Treasury Note/Bond 3.63%, 08/31/2027	804,788
323,000	United States Treasury Note/Bond 3.38%, 09/15/2028	321,675
2,192,000	United States Treasury Note/Bond 3.63%, 08/31/2030	2,184,208
1,558,000	United States Treasury Note/Bond 3.88%, 08/31/2032	1,553,922
1,656,000	United States Treasury Note/Bond 4.25%, 08/15/2035	1,667,903
488,000	United States Treasury Note/Bond 4.25%, 02/15/2054	441,183
Total Treasury Notes/Bonds (Cost $7,015,718)		6,973,679

U.S. Government Agency Mortgages — 30.8%
100,000	Federal Farm Credit Banks Funding Corp. 5.43%, 12/01/2045	99,976
100,000	Federal Home Loan Banks 5.35%, 09/25/2040	100,192
176,103	Federal Home Loan Mortgage Corporation 4.00%, 01/01/2040	173,876
155,607	Federal Home Loan Mortgage Corporation 3.00%, 02/01/2050	143,714
338,086	Federal Home Loan Mortgage Corporation 2.50%, 09/01/2051	285,980
396,018	Federal Home Loan Mortgage Corporation 2.50%, 10/01/2051	334,985
541,240	Federal Home Loan Mortgage Corporation 2.00%, 01/01/2052	438,460
118,802	Federal Home Loan Mortgage Corporation 2.50%, 02/01/2052	101,042
461,926	Federal Home Loan Mortgage Corporation 2.50%, 04/01/2052	393,160
611,464	Federal Home Loan Mortgage Corporation 2.50%, 04/01/2052	519,860
739,695	Federal Home Loan Mortgage Corporation 3.00%, 05/01/2052	656,547
490,647	Federal Home Loan Mortgage Corporation 3.00%, 05/01/2052	434,837
389,652	Federal Home Loan Mortgage Corporation 2.50%, 05/01/2052	336,051
78,080	Federal Home Loan Mortgage Corporation 4.00%, 06/01/2052	74,516
589,412	Federal Home Loan Mortgage Corporation 3.00%, 06/01/2052	522,292
198,261	Federal Home Loan Mortgage Corporation 3.50%, 06/01/2052	183,742
685,651	Federal Home Loan Mortgage Corporation 3.50%, 08/01/2052	635,439
595,169	Federal Home Loan Mortgage Corporation 4.00%, 08/01/2052	568,002
393,361	Federal Home Loan Mortgage Corporation 2.50%, 08/01/2052	334,187
634,895	Federal Home Loan Mortgage Corporation 3.00%, 09/01/2052	562,594
649,159	Federal Home Loan Mortgage Corporation 2.50%, 10/01/2052	550,326
777,675	Federal Home Loan Mortgage Corporation 3.50%, 01/01/2055	720,724
496,894	Federal National Mortgage Association 2.50%, 09/01/2051	420,311
84,385	Federal National Mortgage Association 2.50%, 12/01/2051	71,380
425,698	Federal National Mortgage Association 2.50%, 01/01/2052	360,086
227,898	Federal National Mortgage Association 2.00%, 03/01/2052	184,313
679,976	Federal National Mortgage Association 3.00%, 04/01/2052	601,864
611,048	Federal National Mortgage Association 2.50%, 04/01/2052	519,506
456,904	Federal National Mortgage Association 2.50%, 04/01/2052	386,989
150,984	Federal National Mortgage Association 3.00%, 04/01/2052	135,128
203,399	Federal National Mortgage Association 2.50%, 05/01/2052	172,048
425,866	Federal National Mortgage Association 4.00%, 06/01/2052	406,428
677,694	Federal National Mortgage Association 3.00%, 06/01/2052	600,524
408,279	Federal National Mortgage Association 2.50%, 06/01/2052	347,246
444,862	Federal National Mortgage Association 2.50%, 06/01/2052	378,519
42,083	Federal National Mortgage Association 3.00%, 06/01/2052	37,258
588,477	Federal National Mortgage Association 3.50%, 07/01/2052	545,381
488,878	Federal National Mortgage Association 3.00%, 10/01/2052	433,480
643,377	Federal National Mortgage Association 3.50%, 10/01/2052	596,260

Portfolio of Investments (continued) Rareview Total Return Bond ETF	December 31, 2025 (Unaudited)

Face Amount ($)		Fair Value ($)
U.S. Government Agency Mortgages — 30.8% (continued)
697,313	Federal National Mortgage Association 3.50%, 04/01/2053	646,247
684,596	Federal National Mortgage Association 3.50%, 11/01/2054	634,461
256,000	Federal National Mortgage Association 5.00%, 02/25/2056, 30 YR TBA	255,050
426,000	Federal National Mortgage Association 4.50%, 02/25/2056, 30 YR TBA	415,504
Total U.S. Government Agency Mortgages (Cost $16,083,087)		16,318,485

Yankee Dollars — 1.3%
391,000	ArcelorMittal SA 6.80%, 11/29/2032	437,826
176,000	Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 5.00%, 06/15/2029	170,247
77,250	Transocean International, Ltd. 8.75%, 02/15/2030	80,719
Total Yankee Dollars (Cost $668,749)		688,792

Total Investments — 98.6% (Cost $51,786,278)		52,246,300
Net other assets (liabilities) — 1.4%		746,274
Net Assets — 100.0%		52,992,574

(a)	Affiliated security

ETF — Exchange-Traded Fund

GO — General Obligation

LP — Limited Partnership

RB — Revenue Bond